Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues	$ 3,413,062	$ 3,289,862	$ 2,100,819
Costs of revenues	2,107,101	1,734,344	818,346
Gross profit	1,305,961	1,555,518	1,282,473
Operating costs and expenses:
Selling expenses	613,265	65,117	2,243
General and administrative	2,442,669	820,565	226,974
Research and development expenses	171,972	55,001	4,381
Total operating costs and expenses	3,227,906	940,683	233,598
Profit (loss) from operations	(1,921,945)	614,835	1,048,875
Other income (expenses):
Other income (expenses)	116,437	(129,188)	86,568
Total other income (expenses)	116,437	(129,188)	86,568
Profit (loss) before provision for income taxes	(1,805,508)	485,647	1,135,443
Current income tax expense	143,557	255,772	113,886
Deferred income tax expense (recovery)	(45,157)	(56,267)	103,870
Net profit (loss)	(1,903,908)	286,142	917,687
Other comprehensive income (loss)
Currency translation adjustment	(83,926)	91,513	(45,953)
Total comprehensive income (loss)	$ (1,987,834)	$ 377,655	$ 871,734
Class A and Class B
Earnings (loss) per common share
Basic – Class A and Class B (in Dollars per share)	$ (0.17)	$ 0.03	$ 0.11
Diluted – Class A and Class B (in Dollars per share)	$ (0.17)	$ 0.03	$ 0.11
Weighted average common shares outstanding
Basic – Class A and Class B (in Shares)	11,158,314	9,589,315	8,550,000
Diluted – Class A and Class B (in Shares)	11,158,314	9,589,315	8,550,000